IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
In-process research and development	$ 81,683	$ 117,388
Deferred tax liability	13,195	30,198
I M M 60 I O X Melanoma Lung Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	36,181	84,213
I M M 65 I O X Ovarian Prostate Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	21,709	32,997
I O X [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	57,890	117,210
Oncomer Saugatuck D N A Aptamers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	178	178
Tarus Adenosine Receptors [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	22,723
Tarus Adenosine Receptors 1 [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	420
Tarus Adenosine Receptors 2 [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	472
Tarus [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	$ 23,615